Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 172,332,578	$ 196,175,043	$ 206,890,307
Debt Securities at fair value through profit or loss	4,860
Other debt securities	137,080,714	201,079,212	95,371,666
Loans and other financing	513,750	635,049	615,400
Cash and cash equivalents	$ 309,931,902	$ 397,889,304	$ 302,877,373	$ 412,939,667